Finance Costs (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group
Finance income received on net investment in lease			$ 8
Total finance income			8
Finance charge accrued on convertible loan notes		163	303
Interest expense on lease liabilities	7	13	17
Total finance expenses	7	176	320
Net finance expense recognized in Consolidated statements of operations and comprehensive loss	$ 7	$ 176	$ 312